SUBSEQUENT EVENT (Details) (Subsequent Event [Member], Yunshang Siji [Member], CNY) In Thousands, unless otherwise specified	Apr. 01, 2014
Subsequent Event [Member] | Yunshang Siji [Member]
Subsequent Event [Line Items]
Percentage of equity interest acquired	100.00%
Cash purchase price	230,000